Consolidated Statements of Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans receivable	$ 36,776	$ 44,248	$ 51,876
Securities available for sale:
Mortgage-backed and related	1,098	1,813	2,768
Other marketable	1,451	2,023	3,039
Cash equivalents	36	4	1
Other	180	182	87
Total interest income	39,541	48,270	57,771
Interest expense:
Deposits	6,847	11,281	17,579
Federal Home Loan Bank advances and Federal Reserve borrowings	4,288	5,978	6,289
Total interest expense	11,135	17,259	23,868
Net interest income	28,406	31,011	33,903
Provision for loan losses	17,278	33,381	26,699
Net interest income (loss) after provision for loan losses	11,128	(2,370)	7,204
Non-interest income:
Fees and service charges	3,739	3,741	4,137
Loan servicing fees	987	1,067	1,042
Securities gains, net	0	0	5
Gain on sales of loans	1,656	1,987	2,273
Other	487	476	625
Total non-interest income	6,869	7,271	8,082
Non-interest expense:
Compensation and benefits	13,553	13,516	13,432
Losses on real estate owned	2,681	1,165	3,873
Occupancy	3,741	4,082	4,084
Deposit insurance	1,255	1,933	1,973
Data processing	1,221	1,040	1,182
Other	7,101	5,820	7,145
Total noninterest expense	29,552	27,556	31,689
Loss before income tax expense (benefit)	(11,555)	(22,655)	(16,403)
Income tax expense (benefit)	0	6,323	(5,607)
Net loss	(11,555)	(28,978)	(10,796)
Preferred stock dividends and discount	(1,821)	(1,784)	(1,747)
Net loss available to common stockholders	$ (13,376)	$ (30,762)	$ (12,543)
Basic loss per common share	$ (3.47)	$ (8.17)	$ (3.39)
Diluted loss per common share	$ (3.47)	$ (8.17)	$ (3.39)